PRESIDENT'S LETTER
Dear Shareholder:

During the first half of the Funds' fiscal year, the International stock markets delivered very different returns (in U.S. dollars)--positive in Europe and negative in Asia-- leading to a neutral global return. In addition, strong performance of Latin American stock markets drove the composite emerging countries index close to the U.S. market's return. The general economic environment remains good as accelerating worldwide economic growth coupled with lower levels of inflation have allowed for interest rate cuts and looser monetary policies in many countries. The picture looks attractive for international stock markets and investors may soon see the benefits of global diversification.

WINTHROP INTERNATIONAL EQUITY FUND

Fiscal year-to-date through April 30, 1997, the Winthrop International Equity Fund's Class A shares returned 4.53%, versus +0.77% for the MSCI EAFE Index, a 380-basis-point overperformance. The total return of the Fund's Class B shares over this period was 4.27%. Our underweight to neutral position in Asia, including Japan, as well as good stockpicking in Japan, Italy and Germany, helped to beat the benchmark.

One of the crucial factors in performance during the first half of the year was the powerful rise of the dollar versus the yen and European currencies. Consequently, among the blue chips, the performance of exporters in Japan and Europe has been tremendous. Companies like Sony, Matsushita Kotobuki, Toyota Motors, L.V.M.H. and Bayer rose more than 20% in local terms.

As for the markets as a whole, the European markets performed well in the wake of Wall Street, buoyed by the expected economic recovery, increasing corporate profits and the perspective of accelerated restructuring, both in the public and private sector. But the fall of the European currencies versus the dollar unfortunately offset a large part of our gains. The Asian markets were less buoyant. Singapore and Malaysia, affected by economic problems, performed badly, while Japan continued to suffer once again from the consequences of its financial crisis. We believe, nonetheless, that this frantic behavior is characteristic of the last phase of a bear market and that Japanese stocks may recover largely in the coming months.

WINTHROP DEVELOPING MARKETS FUND

The total return of the Winthrop Developing Markets Fund for the six months ending April 30, 1997, amounted to +11.72% (Class A shares) and +11.33% (Class B shares), versus +9.90% for the MSCI Emerging Markets Free Index (in U.S. dollars). Latin American and European countries contributed strongly to the performance of the benchmark.

ASIA

With the exception of China (+43.8%), which showed strong and healthy economic growth figures, and Taiwan (+25.0%), which was boosted by strong electronic exports to the U.S., Asian countries had poor returns for the period. Thailand (-27.2%), for example, has suffered from monetary troubles. A weak Thai baht, resulting from sluggish exports in the summer of 1996, political instability and a tight monetary policy, forced the Bank of Thailand to use its foreign reserves. In South Korea, poor economic growth figures and financial scandals involving well-known executives and politicians contributed greatly to stock market underperformance (-14.2%). The Philippines (-8.6%) is seen by some as the next Thailand: real estate speculation linked to an overvalued peso has brought a lot of uncertainty to the Manila stock market. In Indonesia (+7.5%), the last months before the general election were difficult, as demonstrations and riots brought political turmoil. Malaysia (-6.9%) started taking credit limitation measures in order to reduce the country's significant deficit. India (+16.0%) has gone through a tough political period, but if the new leading coalition stabilizes, its liberal budget project could lead to recovery of the Bombay stock market.

LATIN AMERICA

All Latin American countries had good returns over the period. The economic liberalization of Brazil (+35.8%) continues to be supported by a comfortable majority. Constitutional reforms are going through and privatization programs have started with Telebras, the giant telecommunications company. All the large state-owned companies rallied during the period in expectation of privatization. Argentina (+26.2%) has benefited from foreign investment inflows, while the reduction of inflation and recovering growth also fueled market performance. Mexico (+17.5%) is looking now to 4% GDP growth, a solid recovery after the 1994 crisis. Only, Chile (+3.3%) has seen its economic growth forecasts reduced for 1997, but the inflation figures are improving as a result of the tight monetary policy over the last six months.

EMERGING EUROPE

After three years of weak performance, Greece (+31.0%) has rocketed since the start of the calendar year. The clean-up of the economy has begun and the financial markets are becoming more efficient. Portugal (+20.8%), which is expected to join the developed market index, has benefited from inflows from foreign portfolio managers. Hungary (+52.1%) was mainly driven by the strength of the country's most important company, MOL. Poland (+7.6%) suffered during the period from decreasing economic growth forecasts for 1997, while the Czech Republic (-6.2%) was hurt by bad economic figures and political uncertainties.

SOUTH AFRICA

The South African market (+8.25%) started to recover after a bad 1996. The South African Rand appears to have stabilized after its huge drop against the dollar. Industrial stocks have performed well since the beginning of the year.

During the third quarter of 1996, we switched from from an overweight in Asia to an overweight in Latin America, and still believe it is too early to get back into Asia as most of the Asian countries are having growth problems. China's export market share is improving at the expense of its neighbors, making international competition more difficult in the region. In order to maintain good opportunities in the portfolio, we are looking forward to developing the Fund's exposure to Mediterranean basin countries.

We continue to look forward to the future and the benefits global diversification will offer our shareholders.

Sincerely,

[/S/ G. MOFFETT COCHRAN]

G. Moffett Cochran
President                                                              June 1997

OPPORTUNITY FUND HIGHLIGHTS (UNAUDITED)
         WINTHROP INTERNATIONAL EQUITY FUND

             ASSET ALLOCATION BY COUNTRY APRIL 30, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Japan                               29.1
France                              14.9
Germany                             12.7
United Kingdom                      12.2
Italy                                7.4
Spain                                5.4
Netherlands                          5.2
Switzerland                          4.5
Sweden                               2.1
Cash & Other
Assets/Liabilities                   1.8
Hong Kong                            1.6
Finland                              1.1
Singapore                            0.9
Belgium                              0.6
Austria                              0.5

             TEN LARGEST HOLDINGS APRIL 30, 1997

                                                                     PERCENT OF
                                             COUNTRY     US$ VALUE   NET ASSETS
                                           ------------  ----------  ----------
Royal Dutch Petroleum Co.................  Netherlands   $1,385,222      3.1%
Marui Co. Ltd............................  Japan            839,887      1.9
Telecom Italia Mobil SPA.................  Italy            789,564      1.8
Mitsui Re Fudosan Ltd....................  Japan            776,929      1.8
Omron Corp...............................  Japan            775,353      1.7
Sumitomo Heavy Industries Ltd............  Japan            701,458      1.6
Banco Santander SA.......................  Spain            673,969      1.5
Telecom Italia SPA.......................  Italy            671,062      1.5
Shin - Etsu Chemical Co. Ltd.............  Japan            665,669      1.5
Adidas AG................................  Germany          648,920      1.5
                                                         ----------      ---
                                                         $7,928,033     17.9%
                                                         ----------      ---
                                                         ----------      ---

             INVESTMENT RESULTS FOR PERIODS ENDED APRIL 30, 1997

                                                    AVERAGE ANNUAL TOTAL RETURN
                                                  -------------------------------
                                                      WINTHROP
                                                   INTERNATIONAL
                                                    EQUITY FUND
                                                  ----------------    MSCI EAFE
                                                  WITHOUT    WITH    GDP WEIGHTED
                                                   LOAD      LOAD       INDEX*
                                                  -------   ------   ------------
Class A:
  1 Year........................................    0.28%   -5.49%       -2.45%
  From Inception 9/13/95........................    5.14     1.38         4.82
Class B:
  1 Year........................................   -0.46    -4.45        -2.45
  From Inception 9/13/95........................    4.42     2.62         4.82

   THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO INDICATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS CALCULATED ABOVE HAVE BEEN COMPUTED AFTER DEDUCTION OF ALL FUND EXPENSES INCLUDING ADVISORY FEES. CLASS A RETURNS SHOWN ABOVE ARE COMPUTED WITH AND WITHOUT THE IMPOSITION OF THE MAXIMUM 5.75% FRONT-END SALES LOAD. CLASS B SHARES WHICH, INSTEAD OF A FRONT-END SALES LOAD, ARE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE (CDSC) RANGING FROM 4% DURING THE FIRST YEAR TO 0% AFTER 4 YEARS. ACCORDINGLY, RETURNS ON CLASS B SHARES WILL DIFFER FROM THOSE OF CLASS A SHARES AND ARE REFERENCED IN THE TABLE ABOVE WITH AND WITHOUT THE IMPOSITION OF THE MAXIMUM 4% CDSC.

   * A Morgan Stanley Capital International ("MSCI") Europe, Australia, Far East Index.

OPPORTUNITY FUND HIGHLIGHTS (UNAUDITED)
         WINTHROP DEVELOPING MARKETS FUND

             ASSET ALLOCATION BY COUNTRY APRIL 30, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Brazil                              20.9
Argentina                            8.6
Taiwan                               8.3
Malaysia                             7.6
South Africa                         7.4
Portugal                             7.0
Mexico                               6.9
Chile                                6.2
India                                4.6
South Korea                          4.3
Greece                               4.0
Hong Kong                            3.2
Indonesia                            3.0
Czech Republic                       2.6
Cash & Other
Assets/Liabilities                   2.2
Philippines                          2.1
Thailand                             1.0
China                                0.1

             TEN LARGEST HOLDINGS APRIL 30, 1997

                                                                     PERCENT OF
                                              COUNTRY    US$ VALUE   NET ASSETS
                                            -----------  ----------  ----------
Telecomunicacoes do Rio Janeiro SA Prf....  Brazil       $1,349,858      3.4%
Centrais Electricas Brasileira SA Prf Cl.
  'B'.....................................  Brazil        1,326,496      3.3
Portugal Telecom SA.......................  Portugal      1,053,768      2.6
YPF Sociedad Anonima SA ADR...............  Argentina       954,444      2.4
Telefonica de Argentina SA ADR............  Argentina       765,681      1.9
Petroleo Brasileiro SA Prf................  Brazil          753,406      1.9
Companhia Vale do Rio Doce Prf............  Brazil          749,907      1.9
Perez Compane SA..........................  Argentina       697,797      1.7
Cathay Construction Corp..................  Taiwan          622,472      1.6
Korea Electrical Power ADR................  South Korea     578,000      1.4
                                                         ----------      ---
                                                         $8,851,829     22.1%
                                                         ----------      ---
                                                         ----------      ---

             INVESTMENT RESULTS FOR PERIODS ENDED APRIL 30, 1997

                                                     AVERAGE ANNUAL TOTAL RETURN
                                                --------------------------------------
                                                    WINTHROP
                                                   DEVELOPING
                                                  MARKETS FUND
                                                ----------------
                                                WITHOUT    WITH       MSCI EMERGING
                                                 LOAD      LOAD    MARKETS FREE INDEX*
                                                -------   ------   -------------------
Class A:
  1 Year......................................    5.27%   -0.78%           2.24%
  From Inception 9/13/95......................    6.79     2.97            5.12
Class B:
  1 Year......................................    4.35     0.35            2.24
  From Inception 9/13/95......................    5.90     4.11            5.12

   THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO INDICATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NO ADJUSTMENT HAS BEEN MADE FOR ANY INCOME TAXES PAYABLE BY SHAREHOLDERS ON DIVIDENDS OR CAPITAL GAINS, BUT THE RETURNS CALCULATED ABOVE HAVE BEEN COMPUTED AFTER DEDUCTION OF ALL FUND EXPENSES INCLUDING ADVISORY FEES. CLASS A RETURNS SHOWN ABOVE ARE COMPUTED WITH AND WITHOUT THE IMPOSITION OF THE MAXIMUM 5.75% FRONT-END SALES LOAD. CLASS B SHARES WHICH, INSTEAD OF A FRONT-END SALES LOAD, ARE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE (CDSC) RANGING FROM 4% DURING THE FIRST YEAR TO 0% AFTER 4 YEARS. ACCORDINGLY, RETURNS ON CLASS B SHARES WILL DIFFER FROM THOSE OF CLASS A SHARES AND ARE REFERENCED IN THE TABLE ABOVE WITH AND WITHOUT THE IMPOSITION OF THE MAXIMUM 4% CDSC.

   *  A Morgan Stanley Capital International ("MSCI") Index.

Winthrop Opportunity Funds--Statement of Investments APRIL 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------
WINTHROP INTERNATIONAL EQUITY FUND

COMMON STOCKS--98.2%

                                                         SHARES    U.S. $ VALUE
                                                       ----------  ------------
AUSTRIA--0.5%
  VA Technologie AG..................................       1,400  $    217,464
                                                                   ------------
BELGIUM--0.6%
  Credit Communal Holding/
    Dexia............................................       2,850       283,245
                                                                   ------------
FINLAND--1.1%
  Oy Nokia (Ab) Ser 'A'..............................       7,900       492,498
                                                                   ------------
FRANCE--14.9%
  Alcatel Alsthom....................................       2,000       222,401
  BIC Societe SA.....................................       1,611       255,329
  Carrefour SA.......................................         703       438,931
  Cetelem............................................       3,515       409,540
  Compagnie de Saint Gobain..........................       1,584       212,239
  Danone Groupe......................................       2,528       368,178
  Elf Aquitaine SA...................................       5,477       531,155
  Imetal.............................................       2,453       336,661
  Legrand SA.........................................         768       129,616
  L'Oreal............................................       1,169       414,817
  LVMH (Moet-Hennessy Louis Vuitton).................       2,150       524,947
  Promodes...........................................       1,308       441,282
  Rexel SA...........................................         760       202,491
  Rhone-Poulenc Co...................................      14,307       481,206
  Societe Generale De Paris..........................       3,668       411,026
  Saint Louis........................................         973       229,902
  SEB SA.............................................       1,480       260,939
  Sodexho SA.........................................         785       360,468
  Total SA...........................................       4,887       405,275
                                                                   ------------
                                                                      6,636,403
                                                                   ------------
GERMANY--12.7%
  Adidas AG..........................................       6,260       648,920
  Bayer AG...........................................      15,100       600,651
  Bayerische Motoren Werke AG........................         570       463,479
  Commerzbank AG.....................................      16,800       453,084
  Daimler Benz AG....................................       6,900       510,646
  Dresdner Bank AG...................................      13,600       435,505
  Linde AG...........................................         670       489,461
  Mannesmann AG......................................       1,100       432,733
  Siemens AG.........................................      11,500       623,282
  SGL Carbon AG......................................       3,000       552,495
  Veba AG............................................       8,000       415,107
                                                                   ------------
                                                                      5,625,363
                                                                   ------------
HONG KONG--1.6%
  Cathay Pacific Airways Ltd.........................     117,000       181,998
  Hang Seng Bank Ltd.................................      14,500       163,316
  Hong Kong Telecomunications Ltd....................     103,000       176,841
  New World Development Company Ltd..................      30,500       175,996
                                                                   ------------
                                                                        698,151
                                                                   ------------
ITALY--7.4%
  Ente Nazionale Idrocarburi SPA.....................     120,600       612,202
  Fiat SPA...........................................      78,000       257,437
  Instituto Mobilaire Italiano.......................      69,000       587,873

                                                         SHARES    U.S. $ VALUE
                                                       ----------  ------------
  Seat SPA...........................................     132,600  $     26,259
  Stet Societa Finanziaria Telefonica SPA............      99,000       367,229
  Telecom Italia Mobile SPA..........................     251,000       789,564
  Telecom Italia SPA.................................     255,000       671,062
                                                                   ------------
                                                                      3,311,626
                                                                   ------------
JAPAN--29.1%
  Asahi Glass Co. Ltd................................      45,000       407,769
  Bank of Tokyo-Mitsubishi Ltd.......................      35,000       554,330
  Bridgestone Corp. Ltd..............................      25,000       531,873
  Capcom Company Ltd.................................      18,800       330,344
  Daiwa Securities Co. Ltd...........................      35,000       233,039
  Fuji Photo Film Co. Ltd............................      13,000       496,809
  Jusco Co. Ltd......................................      10,000       307,304
  Marubeni Corp......................................     118,000       437,932
  Marui Co. Ltd......................................      51,000       839,887
  Matsushita - Electric Industry Ltd.................      25,000       399,890
  Matsushita - Kotobuki Electron Ltd.................      12,000       382,949
  Mitsubishi Estate Co. Ltd..........................      50,000       630,368
  Mitsui Re Fudosan Ltd..............................      68,000       776,929
  Mori Seiki Ltd.....................................      35,000       507,446
  New OJI Paper......................................      66,000       333,354
  Nomura Securities Co. Ltd..........................      26,000       290,915
  Oki Electric Industry Co. Ltd......................      82,000       402,537
  Omron Corp.........................................      41,000       775,353
  Shin - Etsu Chemical Co. Ltd.......................      33,000       665,669
  Sony Music Entertainment Inc.......................       6,000       436,845
  Sumitomo Electric Industries Ltd...................      47,000       636,987
  Sumitomo Heavy Industries Ltd......................     222,000       701,458
  Taisei Corp........................................      78,000       285,793
  TDK Corp. Ltd......................................       6,000       432,590
  Toshiba Corp.......................................      93,000       521,756
  Toyota Motor Corp. Ltd.............................      21,000       608,935
                                                                   ------------
                                                                     12,929,061
                                                                   ------------
NETHERLANDS--5.2%
  Elsevier NV........................................      22,430       359,230
  Koninklijke Ahold NV...............................       4,141       282,713
  Royal Dutch Petroleum Co...........................       7,750     1,385,222
  Unilever NV-CVA....................................       1,545       300,498
                                                                   ------------
                                                                      2,327,663
                                                                   ------------
SINGAPORE--0.9%
  City Developments Ltd..............................      19,000       153,703
  Oversea - Chinese Banking Co. Ltd..................      13,000       151,905
  Singapore Telecommunications Ltd...................      66,000       111,346
                                                                   ------------
                                                                        416,954
                                                                   ------------
SPAIN--5.4%
  Banco Santander SA.................................       8,950       673,969
  Catalana Occidente SA*.............................       3,000       169,434
  Gas Natural SDG SA.................................       1,900       403,868
  Repsol SA..........................................      13,960       585,828

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
WINTHROP INTERNATIONAL EQUITY FUND

                                                         SHARES    U.S. $ VALUE
                                                       ----------  ------------
  Telefonica de Espana SA............................      22,100  $    566,589
                                                                   ------------
                                                                      2,399,688
                                                                   ------------
SWITZERLAND--4.5%
  ABB AG - Bearer....................................         290       351,330
  Credit Suisse Holding AG...........................       5,040       567,830
  Roche Holding AG...................................          32       270,395
  Nestle SA..........................................         335       406,984
  Novartis AG........................................         300       395,412
                                                                   ------------
                                                                      1,991,951
                                                                   ------------
SWEDEN--2.1%
  Astra AB-A SA......................................      10,270       420,204
  Nordbanken SA......................................      15,930       489,348
                                                                   ------------
                                                                        909,552
                                                                   ------------
UNITED KINGDOM--12.2%
  British Aerospace Plc..............................      10,000       212,756
  British Petroleum Co Plc...........................      21,491       246,927
  British Telecommunications Plc.....................      70,000       514,038
  CMG Plc............................................      30,000       530,672
  CRH Plc............................................         117         1,146
  Glaxo Wellcome Plc.................................      30,500       600,645
                                                         SHARES    U.S. $ VALUE
                                                       ----------  ------------
  Lloyds TSB Group Plc...............................      20,840  $    190,746
  Marks & Spencer Plc................................      59,017       469,301
  Pearson Plc........................................      32,698       375,958
  Prudential Corporation Plc.........................      55,376       539,651
  Smiths Industries Plc..............................      40,000       490,425
  Standard Chartered Plc.............................      40,000       605,972
  TI Group Plc.......................................      39,000       333,861
  Zeneca Group Plc...................................      10,850       327,414
                                                                   ------------
                                                                      5,439,512
                                                                   ------------

  TOTAL INVESTMENTS--98.2%
    (COST $40,263,844)...........................................    43,679,131
                                                                   ------------

  CASH AND OTHER ASSETS
    NET OF LIABILITIES--1.8%.....................................       780,477
                                                                   ------------

  NET ASSETS--100%...............................................  $ 44,459,608
                                                                   ------------
                                                                   ------------

* NON-INCOME PRODUCING

SEE NOTES TO FINANCIAL STATEMENTS.

Winthrop Opportunity Funds--Statement of Investments APRIL 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------
WINTHROP DEVELOPING MARKETS FUND
COMMON STOCKS--76.9%

                                                        SHARES     U.S. $ VALUE
                                                      -----------  ------------

ARGENTINA--8.6%
  Alpargatas SA*....................................      384,400  $    324,915
  Banco de Galicia y Buenos Aires SA................       54,077       329,969
  Perez Compane SA..................................       87,417       697,797
  Siderca SA Cl.'A'.................................      171,570       357,831
  Telefonica de Argentina SA ADR....................       23,028       765,681
  YPF Sociedad Anonima SA ADR.......................       34,550       954,444
                                                                   ------------
                                                                      3,430,637
                                                                   ------------
CHILE--6.2%
  Banco Santander- Chile ADR........................       19,470       311,520
  Chilgener SA ADR..................................       10,070       286,995
  Cia Cervecerias Unidas SA ADR.....................        8,010       178,223
  Cia de Telecomunicaciones de Chile SA ADR.........       12,495       404,526
  Empresa Nacional Electricidad SA ADR..............       11,270       216,948
  Enersis SA ADR....................................       10,290       324,135
  Madeco GDR........................................        4,600       125,925
  Tata Engineering and Loco.........................       25,400       309,880
  Quimica Minera Chile SA ADR.......................        5,700       337,725
                                                                   ------------
                                                                      2,495,877
                                                                   ------------
CHINA--0.1%
  Ek Chor China Motorcycle Company Ltd..............       10,500        52,500
                                                                   ------------
CZECH REPUBLIC--2.6%
  Ceske Energeticke Zavody AS*......................        5,721       178,192
  Inzenyrske Prumyslove Stavby*.....................        2,850        21,640
  Komercni Banka AS.................................        1,240        87,581
  Skoda Plzen AS*...................................        3,851       123,058
  SPT Telecom AS*...................................        3,834       405,079
  Tabak AS..........................................          869       225,491
                                                                   ------------
                                                                      1,041,041
                                                                   ------------
GREECE--4.0%
  Alpha Credit Bank SA..............................        6,300       380,671
  Aktor SA..........................................        1,800        25,194
  Attica Enterprises................................       16,300       118,812
  Elais SA..........................................        1,700        51,296
  Ergo Bank SA......................................        1,798       118,526
  Hellas Can Packaging SA...........................        1,000        15,960
  Hellenic Bottling Company SA......................        8,900       289,096
  Hellenic Telecommunication Organization SA........        2,000        45,407
  National Bank of Greece...........................        3,080       326,957
  Silver & Baryte Ores Mining SA....................        1,100        16,756
  Titan Cement Company SA...........................        2,900       232,468
                                                                   ------------
                                                                      1,621,143
                                                                   ------------
HONG KONG--3.2%
  China Eastern Airlines Ltd.*......................      429,000       134,296

                                                        SHARES     U.S. $ VALUE
                                                      -----------  ------------
  Guangshen Railway Co. Ltd.........................      698,000  $    333,389
  Maanshan Iron & Steel Co. Ltd.....................      950,000       208,481
  Qingling Motors Co. Ltd...........................      524,000       287,485
  Shanghai Petrochemicals Co. Ltd...................      916,000       227,034
  Tsingtao Brewery Co. Ltd.*........................      204,000        86,245
                                                                   ------------
                                                                      1,276,930
                                                                   ------------
INDIA--4.6%
  Crompton Greaves Ltd. GDR.........................       34,200       102,600
  Grasim Industries Ltd. GDR........................        9,400       104,575
  Eih Limited GDR...................................        9,300       148,103
  Huaneng Power International ADR...................       13,000       315,250
  Indian Aluminum Co. Ltd. GDR......................       35,000       115,500
  Maderas ADR.......................................       11,540       184,640
  Mahindra & Mahindra Ltd. GDR*.....................       11,800       147,500
  Videsh Sanchar GDR................................        6,700       131,320
  State Bank of India GDR...........................       15,900       376,433
  Ranbaxy Laboratories GDR..........................        8,100       201,488
                                                                   ------------
                                                                      1,827,409
                                                                   ------------
INDONESIA--3.0%
  PT Bank International Indonesia...................      110,985        76,293
  PT Gudang Garam Co................................       34,000       142,716
  PT Hanjaya Mandala Sampoerna LCL..................       56,000       225,267
  PT Indah Kiat Pulp & Paper Co.....................      197,000       160,113
  PT Semen Gresik LCL...............................       45,000       109,722
  PT Telekomunikasi Indonesia Foreign...............      338,500       491,034
                                                                   ------------
                                                                      1,205,145
                                                                   ------------
MALAYSIA--7.6%
  Arab Malaysian Merchant Bhd.......................       19,000       126,419
  AMMB Holdings Bhd.................................       27,000        16,674
  Berjaya Group Bhd.................................      131,500        79,113
  Ekran Bhd.........................................      128,000       132,292
  Hong Leong Properties Bhd.........................       40,000        54,504
  Kedah Cement Bhd..................................       22,000       341,846
  Leader Universal Holdings Bhd.....................       43,000        85,661
  Malayan Banking Bhd...............................       57,000       567,752
  Perusahaan Otomobil Bhd...........................       50,000       298,817
  Petronas Gas Bhd..................................       43,000       149,050
  Resorts World Bhd.................................       37,000       136,360
  Technology Resources Industries Bhd*..............       25,000        45,819
  Telecom Malaysia Bhd..............................       63,000       441,771
  Tenaga Nasional Bhd...............................       40,000       184,868
  United Engineers Malaysia Ltd.....................       57,000       404,239
                                                                   ------------
                                                                      3,065,185
                                                                   ------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
WINTHROP DEVELOPING MARKETS FUND

                                                        SHARES     U.S. $ VALUE
                                                      -----------  ------------
MEXICO--6.9%
  Carso Global Telecom Cl.'A1'*.....................        1,147  $      3,498
  Cifra SA de CV Ser.'C'*...........................      244,663       371,044
  Cydsa SA Ser.'A'..................................      171,000       408,551
  Empresa La Moderna SA de CV ADR...................       10,820       224,515
  Femsa 'B'.........................................       88,700       423,842
  Grupo Carso SA de CV Ser.'A1'*....................       23,890       141,042
  Grupo Financiero Bancomer SA de CV Cl.'B'.........      257,750        90,751
  Grupo Televisa SA GDR*............................        5,140       118,863
  Kimberly-Clark de Mexico SA de CV Cl.'A'..........       50,350       189,624
  Telefonos de Mexico SA Cl.'L' ADR.................       11,310       466,538
  Tubos de Acero de Mexico SA*......................       19,500       319,258
                                                                   ------------
                                                                      2,757,526
                                                                   ------------
PHILIPPINES--2.1%
  DMCI Holdings, Inc.*..............................      183,000        93,686
  Metro Pacific Corp................................      999,310       231,164
  Petron Corporation Corp...........................      345,250       126,998
  Philippine Commercial International Bank..........       18,950       233,551
  SM Prime Holdings, Inc............................      463,980       121,405
  Southeast Asia Cement Holdings, Inc.*.............    1,132,000        52,372
                                                                   ------------
                                                                        859,176
                                                                   ------------
PORTUGAL--7.0%
  Banco Espirito Santo e Comercial de Lisbon SA*....       23,437       462,009
  Banco Totta & Acores SA...........................       15,032       210,238
  Cimpor Cimentos De Portugal SA....................       20,739       446,424
  Corticeira Amorim SA..............................        2,293        22,370
  Engil-Sociedade Gestora De Participacoes Sociais
    SA..............................................        7,252        81,600
  Estabelecimentos Jeronimo Martins & Filho SGPS
    SA..............................................        2,609       156,169
  Portucel Industrial Empresa Produtora De Celulosa
    SA..............................................       20,197       132,403
  Portugal Telecom SA*..............................       28,585     1,053,768
  Sonae Investimentos - SGPS SA.....................        7,862       258,605
                                                                   ------------
                                                                      2,823,586
                                                                   ------------
SOUTH AFRICA--7.4%
  Anglo American Corp...............................        4,800       306,578
  Barlow Ltd........................................       14,200       156,483
  De Beers Centenary AG.............................       13,375       481,277
  Free State Consolidated Gold Mines Ltd............        8,400        56,674
  Liberty Life Association of Africa Ltd............        8,193       228,940

                                                        SHARES     U.S. $ VALUE
                                                      -----------  ------------
  Metro Cash & Carry Ltd............................      240,500  $    232,576
  Nedcor Ltd........................................        9,757       198,585
  Pick' N Pay Stores Ltd............................       72,100        98,912
  Rembrandt Group Ltd...............................       31,700       333,647
  Sasol Ltd.........................................       36,078       462,486
  South African Breweries Ltd.......................       14,395       424,096
                                                                   ------------
                                                                      2,980,254
                                                                   ------------
SOUTH KOREA--4.3%
  Hyudai Motors GDR.................................        8,000        67,200
  Korea Electrical Power ADR........................       34,000       578,000
  Pohang Iron ADR...................................       20,000       482,500
  Samsung Electronics GDR...........................       19,000       446,500
  South Korea Telecom Co. ADR.......................       16,480       156,560
                                                                   ------------
                                                                      1,730,760
                                                                   ------------
TAIWAN--8.3%
  Cathay Construction Corp..........................      355,000       622,472
  Cathay Life Insurance Co. Ltd.....................       35,000       208,786
  Far Eastern Textile Ltd...........................      210,000       349,242
  Formosa Chemicals & Fibre Corp....................      145,000       209,690
  Hon Hai Precision Industry*.......................       75,000       439,264
  Hua Nan Commercial Bank...........................       60,000       254,882
  International Commercial Bank of China............       75,000       188,450
  Microtek International, Inc.*.....................      140,000       437,818
  Pacific Electrical Wire & Cable Corp.*............      270,000       400,218
  U-Ming Marine Transport Corp......................      250,000       232,286
                                                                   ------------
                                                                      3,343,108
                                                                   ------------
THAILAND--1.0%
  Bangkok Bank Public Co. Ltd.......................       11,800       109,305
  Banpu Public Co. Ltd..............................        3,200        51,935
  PTT Exploration and Production Public Co. Ltd.....        4,100        49,278
  Shinawatra Computer Company Plc...................        1,400         9,539
  Siam Cement Public Co. Ltd........................        2,200        58,940
  Siam City Cement Public Co. Ltd...................        4,800        22,415
  Siam Commercial Bank Public Co. Ltd...............        8,400        49,194
  Thai Telephone & Communication Public Co. Ltd.*...       41,500        25,416
  United Communication Industry Public Co. Ltd......        3,700        21,244
                                                                   ------------
                                                                        397,266
                                                                   ------------

  TOTAL COMMON STOCKS
    (COST $27,828,576)...........................................    30,907,543
                                                                   ------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
WINTHROP DEVELOPING MARKETS FUND

                                                        SHARES     U.S. $ VALUE
                                                      -----------  ------------
PREFERRED STOCKS--20.9%
BRAZIL--20.9%
  Banco Bradesco SA Prf.............................   58,573,040  $    473,651
  Banco Itau SA Prf.................................    1,031,000       547,734
  Brahman PN Prf*...................................      493,000       335,852
  Brasmotor SA Prf..................................    1,411,000       362,203
  Cemig PN Prf......................................   10,368,000       467,852
  Centrais Electricas Brasileiras SA Prf Cl.'B'.....    2,788,000     1,326,496
  Companhia Energetica de Minas Gerais Prf..........    2,626,000       409,888
  Companhia Vale do Rio Doce Prf....................       29,538       749,907
  Ericsson Telecomucacoes SA Prf....................   10,806,000       396,170
  Lojas Americanas SA Prf...........................   10,742,000       222,112
  Petroleo Brasileiro SA Prf........................    3,585,000       753,406
  Telecomunicacoes Brasileiras SA Prf (Telebras)....   11,767,000     1,349,858
  Telecomunicacoes do Rio Janeiro SA Prf*...........    1,565,000       260,318

                                                        SHARES     U.S. $ VALUE
                                                      -----------  ------------
  Unipar Unaio de Industrias Petroquimicas SA Prf...      879,000  $    338,872
  Usinas Siderurgicas de Minas Gerais SA Prf........  337,038,000       396,154
                                                                   ------------
                                                                      8,390,473
                                                                   ------------

  TOTAL PREFERRED STOCKS
    (COST $5,618,034)............................................     8,390,473
                                                                   ------------

  TOTAL INVESTMENTS--97.8%
    (COST $33,446,610)...........................................    39,298,016
                                                                   ------------

  CASH AND OTHER ASSETS
    NET OF LIABILITIES--2.2%.....................................       832,366
                                                                   ------------

  NET ASSETS--100%...............................................  $ 40,130,382
                                                                   ------------
                                                                   ------------

* NON-INCOME PRODUCING

SEE NOTES TO FINANCIAL STATEMENTS.

WINTHROP OPPORTUNITY FUNDS -- STATEMENT OF ASSETS AND LIABILITIES APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   INTERNATIONAL    DEVELOPING
                                                    EQUITY FUND    MARKETS FUND
                                                   -------------   ------------
ASSETS:
  Investments in securities, at value
    (cost $40,263,844 and $33,446,610,
    respectively)................................   $43,679,131    $39,298,016
  Cash, at value (cost $332,000 and $572,185,
    respectively)................................       331,137        571,788
  Receivable for investments sold................       328,661        --
  Receivable for capital stock sold..............        41,023         88,296
  Dividends and interest receivable..............       158,140        219,477
  Deferred organization costs (Note A)...........        76,443         76,443
                                                   -------------   ------------
  Total assets...................................    44,614,535     40,254,020
                                                   -------------   ------------

LIABILITIES:
  Payable to investment advisor..................        89,001         83,056
  Payable for capital stock redeemed.............        36,117            128
  Accrued expenses and other liabilities.........        29,809         40,454
                                                   -------------   ------------
  Total liabilities..............................       154,927        123,638
                                                   -------------   ------------
NET ASSETS.......................................   $44,459,608    $40,130,382
                                                   -------------   ------------
                                                   -------------   ------------

NET ASSETS CONSIST OF:
  Capital paid-in................................   $41,199,755    $36,820,130
  Accumulated net investment loss................      (440,472)       (90,715)
  Accumulated net realized gain (loss) on
    investments and foreign currency
    transactions.................................       293,214     (2,449,126)
  Net unrealized appreciation of investments and
    foreign currency denominated assets and
    liabilities..................................     3,407,111      5,850,093
                                                   -------------   ------------
                                                    $44,459,608    $40,130,382
                                                   -------------   ------------
                                                   -------------   ------------

CLASS A SHARES:
  Net assets.....................................   $38,499,254    $35,508,771
                                                   -------------   ------------
  Shares outstanding.............................     3,546,765      3,198,881
                                                   -------------   ------------
  Net asset value and redemption value per
    share........................................   $     10.85    $     11.10
                                                         ------         ------
                                                         ------         ------
  Maximum offering price per share (net asset
    value plus sales charge of 5.75% of offering
    price).......................................        $11.51         $11.78
                                                         ------         ------
                                                         ------         ------

CLASS B SHARES:
  Net assets.....................................   $ 5,960,354    $ 4,621,611
                                                   -------------   ------------
  Shares outstanding.............................       555,591        421,874
                                                   -------------   ------------
  Net asset value and offering price per share...   $     10.73    $     10.95
                                                         ------         ------
                                                         ------         ------

SEE NOTES TO FINANCIAL STATEMENTS.

WINTHROP OPPORTUNITY FUNDS--STATEMENT OF OPERATIONS FOR THE PERIOD ENDED APRIL 30, 1997*
--------------------------------------------------------------------------------

                                                                                      INTERNATIONAL  DEVELOPING
                                                                                      EQUITY FUND   MARKETS FUND
                                                                                      ------------  -------------
INVESTMENT INCOME:
  Interest..........................................................................   $   25,469    $    17,641
  Dividends.........................................................................      259,992        401,178
                                                                                      ------------  -------------
                                                                                          285,461        418,819
    Less withholding tax on foreign source dividends................................      (30,599)       (21,471)
                                                                                      ------------  -------------
    Total investment income.........................................................      254,862        397,348
                                                                                      ------------  -------------
EXPENSES:
  Investment advisory fees (Note B).................................................   $  277,309    $   240,890
  Distribution fees--Class A (Note B)...............................................       48,635         43,012
  Distribution fees--Class B (Note B)...............................................       27,308         20,664
  Legal fees........................................................................       14,000         12,000
  Transfer agent fees...............................................................       42,000         38,000
  Custodian fees....................................................................       60,000         85,000
  Auditing fees.....................................................................       16,500         14,500
  Printing fees.....................................................................       13,500         11,000
  Trustees' fees....................................................................        7,000          5,500
  Registration fees.................................................................       24,000         23,000
  Miscellaneous.....................................................................        6,376          5,006
  Amortization of organization costs (Note A).......................................       11,267         11,267
                                                                                      ------------  -------------
                                                                                          547,895        509,839
    Less fees waived/reimbursed by investment advisor and subadvisor................      (50,442)       (80,009)
                                                                                      ------------  -------------
    Net expenses....................................................................      497,453        429,830
                                                                                      ------------  -------------
NET INVESTMENT LOSS.................................................................     (242,591)       (32,482)
                                                                                      ------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS--NOTE C:
  Net realized gain (loss) on investments...........................................      582,677     (2,371,284)
  Net realized gain (loss) on foreign currency transactions.........................      328,560        (24,652)
  Net change in unrealized appreciation on investments..............................    1,382,118      6,751,104
  Net change in unrealized appreciation on translation of foreign currency
    denominated assets and liabilities..............................................       (6,783)         6,707
                                                                                      ------------  -------------
  Net realized and unrealized gain on investments and foreign currency
    transactions....................................................................    2,286,572      4,361,875
                                                                                      ------------  -------------
INCREASE IN NET ASSETS FROM OPERATIONS..............................................   $2,043,981    $ 4,329,393
                                                                                      ------------  -------------
                                                                                      ------------  -------------

* Unaudited

SEE NOTES TO FINANCIAL STATEMENTS.

WINTHROP OPPORTUNITY FUNDS--STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  INTERNATIONAL EQUITY FUND     DEVELOPING MARKETS FUND
                                                 ---------------------------  ----------------------------
                                                  SIX MONTHS                    SIX MONTHS
                                                     ENDED       YEAR ENDED       ENDED        YEAR ENDED
                                                   04/30/97*      10/31/96      04/30/97*       10/31/96
                                                 -------------  ------------  --------------  ------------

OPERATIONS:
  Net investment loss..........................   $  (242,591)  $   (195,448)  $    (32,482)  $    (63,622)
  Net realized gain (loss) on investments and
    foreign currency transactions..............       911,237         53,740     (2,395,936)        62,090
  Net change in unrealized appreciation/
    depreciation on investments and foreign
    currency denominated assets and
    liabilities................................     1,375,335      2,622,139      6,757,811       (229,102)
                                                 -------------  ------------  --------------  ------------
  Increase (decrease) in net assets resulting
    from operations............................     2,043,981      2,480,431      4,329,393       (230,634)
                                                 -------------  ------------  --------------  ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
FROM:
  Realized gains on investments:
    Class A....................................       --             --             (87,147)       --
    Class B....................................       --             --              (9,498)       --
                                                 -------------  ------------  --------------  ------------
  Total dividends and distributions to
    shareholders...............................       --             --             (96,645)       --
                                                 -------------  ------------  --------------  ------------
CAPITAL STOCK TRANSACTIONS--(NET) NOTE D.......    (4,709,071)    14,022,355     (4,662,035)    25,163,617
                                                 -------------  ------------  --------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS......    (2,665,090)    16,502,786       (429,287)    24,932,983
NET ASSETS:
  Beginning of year............................    47,124,698     30,621,912     40,559,669     15,626,686
                                                 -------------  ------------  --------------  ------------
  End of period................................   $44,459,608   $ 47,124,698   $ 40,130,382   $ 40,559,669
                                                 -------------  ------------  --------------  ------------
                                                 -------------  ------------  --------------  ------------

* Unaudited

SEE NOTES TO FINANCIAL STATEMENTS.

WINTHROP OPPORTUNITY FUNDS--NOTES TO FINANCIAL STATEMENTS APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE (A) SIGNIFICANT ACCOUNTING POLICIES. Winthrop International Funds ("Fund" or "Funds") consist of two portfolios (the "Portfolios"), the Winthrop International Equity Fund and the Winthrop Developing Markets Fund (together the "International Funds"), each a separate diversified series of the Winthrop Opportunity Funds (the "Trust"). In addition, the Trust also consists of the Winthrop Municipal Money Fund and the Winthrop U.S. Government Money Fund. The Trust was organized as a Delaware business trust under the laws of Delaware on May 31, 1995 and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment company.

Prior to commencing operations on September 8, 1995, the International Funds had no operations other than the sale and issuance to each of Wood, Struthers & Winthrop Management Corp. (the "Advisor") and AXA Asset Management Europe, an affiliate of AXA Asset Management Partenaires (the "Subadvisor"), of 1,250 Class A shares and 1,250 Class B shares of beneficial interest in each of the two Portfolios.

Each Portfolio offers two classes of shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Both classes have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The Advisor is a wholly-owned subsidiary of Donaldson, Lufkin and Jenrette, Inc. which is an indirect subsidiary of the Equitable Life Assurance Society of the United States, (the "Equitable"). The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds.

  (1) SECURITY VALUATION: All securities for which current market quotations are readily available are valued at the last sale price prior to the time of determination, or, if there is no sales price on such date, and if bid and ask quotations are available, at the mean between the last current bid and ask prices. Securities that are traded over-the-counter, if bid and asked quotations are available, are valued at the mean between the current bid and asked prices, or, if quotations are not available, are valued as determined in good faith by the Board of Trustees of the Fund. Short-term investments having a maturity of 60 days or less are valued at amortized cost. Securities and assets for which current market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees of the Fund.

  (2) FOREIGN CURRENCY TRANSLATIONS: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the bid prices of such currencies against the U.S. dollar as of the date of valuation. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts, income receipts and expense accruals are translated at the prevailing exchange rate on the date of each transaction.

  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Reported net realized gain (loss) on foreign currency transactions arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation on translation of foreign currency denominated assets and liabilities arises from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in exchange rates.

WINTHROP OPPORTUNITY FUNDS--NOTES TO FINANCIAL STATEMENTS APRIL 30, 1997 (continued)
--------------------------------------------------------------------------------

  (3) FEDERAL INCOME TAXES: The Funds intend to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income. Accordingly, no provisions for federal income or excise taxes have been made in the accompanying financial statements. The International Equity Fund has an unused capital loss carryover of approximately $207,000 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 1996. If not applied, the carryover expires in fiscal 2004.

  (4) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Security gains and losses are determined on the identified cost basis.

  (5) DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

  (6) DEFERRED ORGANIZATION COSTS: The Funds will reimburse the Advisor for costs incurred in connection with the Fund's organization. The costs are being amortized on a straight-line basis over five years commencing with the Fund's operation.

NOTE (B) ADVISORY AND DISTRIBUTION SERVICES AGREEMENT: Under the terms of an Advisory Agreement with the Advisor, for the investment management services furnished to each Portfolio, such Portfolio will pay the Advisor an advisory fee, on a graduated basis at an annual rate of 1.25% of the first $100 million of average daily net assets, 1.15% of the next $100 million and 1% of average daily net assets over $200 million. Such fee will be accrued daily and paid monthly. Under a Subadvisory Agreement between the Advisor and Subadvisor, the Advisor pays the Subadvisor for its services, out of the Advisor's own resources, at the following annual percentage rates of the average daily net assets of each Portfolio: .625 of 1% of each Portfolio's first $100 million,
 .575 of 1% of the next $100 million and .50 of 1% of the balance.

Commencing at the inception of each Fund through April 30, 1997, the Advisor and Subadvisor voluntarily reduced their management fees by the amount that total fund operating expenses exceeded 2.15% and 2.90% of the average daily net assets of the Class A and Class B shares, respectively, of each Fund. Any such reduction will be borne equally between the Advisor and Subadvisor. For the period May 1, 1997 through October 31, 1997, the Advisor and Subadvisor have agreed to continue to voluntarily reduce their management fees by the amount that total fund operating expenses exceed 2.15% and 2.90% of the average daily net assets of the Class A and Class B shares, respectively, of each Fund. After October 31, 1997, the Advisor and Subadvisor may, in their sole discretion, determine to discontinue this practice with respect to either Fund. As a result of the voluntary waiver, the Advisor and Subadvisor waived fees amounting to $50,442 and $80,009 for the International Equity Fund and Developing Markets Fund, respectively, during the six month period ended April 30, 1997.

The Fund has entered into a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Act for Class A and Class B shares with Donaldson, Lufkin & Jenrette Securities Corporation, the Fund's Distributor. Under the Agreement, each Portfolio will pay a distribution services fee to the Distributor at an annual rate of up to .25 of 1% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Advisor may use its own resources to finance the distribution of the Fund's shares.

Each Trustee who is not an affiliated person receives an attendance fee of $2,000 per meeting. In addition, each unaffiliated Trustee who is a member of the audit committee receives an attendance

WINTHROP OPPORTUNITY FUNDS--NOTES TO FINANCIAL STATEMENTS APRIL 30, 1997 (continued)
--------------------------------------------------------------------------------
fee of $1,000 per meeting. Attendance fees are charged to all series of the Trust and are allocated on a pro rata basis.

NOTE (C) INVESTMENT TRANSACTIONS: Purchases and sales of investment securities (excluding short-term securities and forward currency exchange contracts) during the six month period ended April 30, 1997, aggregated $22,269,551 and $23,811,802 for the International Equity Fund; and $16,525,572 and $25,722,083 for the Developing Markets Fund, respectively.

The Funds may enter into forward exchange currency contracts in order to hedge exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss from foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as net change in unrealized appreciation (depreciation) of foreign currency denominated assets and liabilities. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At April 30, 1997, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. At April 30, 1997, the components of net unrealized appreciation (depreciation) of investments were as follows:

                                                   INTERNATIONAL    DEVELOPING
                                                    EQUITY FUND    MARKETS FUND
                                                   -------------   ------------
Gross appreciation (investments having an excess
  of value over cost)............................   $ 5,638,179    $ 7,744,637
Gross depreciation (investments having an excess
  of cost over value)............................    (2,222,892)    (1,893,231)
                                                   -------------   ------------
Net unrealized appreciation of investments.......   $ 3,415,287    $ 5,851,406
                                                   -------------   ------------
                                                   -------------   ------------

NOTE (D) SHARES OF BENEFICIAL INTEREST: There is an unlimited number of shares ($0.001 par value) of beneficial interest authorized, divided into two classes, designated Class A and Class B Shares. Transactions in shares of beneficial interest were as follows:

                                     INTERNATIONAL EQUITY FUND                       DEVELOPING MARKETS FUND
                           ---------------------------------------------  ---------------------------------------------
                             SIX MONTHS ENDED           YEAR ENDED          SIX MONTHS ENDED           YEAR ENDED
                              APRIL 30, 1997*        OCTOBER 31, 1996        APRIL 30, 1997*        OCTOBER 31, 1996
                           ---------------------  ----------------------  ---------------------  ----------------------
                            SHARES     AMOUNT      SHARES      AMOUNT      SHARES     AMOUNT      SHARES      AMOUNT
                           --------  -----------  ---------  -----------  --------  -----------  ---------  -----------
CLASS A
Shares sold..............   196,472  $ 2,096,934  1,762,635  $18,326,646   199,327  $ 2,124,629  2,674,932  $27,515,135
Shares issued through
  reinvestment of
  dividends..............        --           --         --           --     8,374       84,414         --           --
Shares redeemed..........  (713,535)  (7,589,832)  (707,635)  (7,314,187) (717,159)  (7,421,273)  (500,614)  (5,065,351)
                           --------  -----------  ---------  -----------  --------  -----------  ---------  -----------
Net increase
  (decrease).............  (517,063) ($5,492,898) 1,055,000  $11,012,459  (509,458) ($5,212,230) 2,174,318  $22,449,784
                           --------  -----------  ---------  -----------  --------  -----------  ---------  -----------
                           --------  -----------  ---------  -----------  --------  -----------  ---------  -----------
CLASS B
Shares sold..............   101,958  $ 1,075,291    318,343  $ 3,273,880    78,940  $   825,730    285,158  $ 2,933,036
Shares issued through
  reinvestment of
  dividends..............        --           --         --           --       950        9,486         --           --
Shares redeemed..........   (27,755)    (291,464)   (25,335)    (263,984)  (27,277)    (285,021)   (21,340)    (219,203)
                           --------  -----------  ---------  -----------  --------  -----------  ---------  -----------
Net increase.............    74,203  $   783,827    293,008  $ 3,009,896    52,613  $   550,195    263,818  $ 2,713,833
                           --------  -----------  ---------  -----------  --------  -----------  ---------  -----------
                           --------  -----------  ---------  -----------  --------  -----------  ---------  -----------

*  Unaudited

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of capital stock outstanding throughout the periods presented. This information has been derived from information provided in the financial statements.

                                                              INTERNATIONAL EQUITY FUND
                              -----------------------------------------------------------------------------------------
                                               CLASS A                                        CLASS B
                              ------------------------------------------     ------------------------------------------
                                                            SEPTEMBER 8,                                   SEPTEMBER 8,
                               SIX MONTHS                      1995*          SIX MONTHS                      1995*
                                  ENDED       YEAR ENDED      THROUGH            ENDED       YEAR ENDED      THROUGH
                              APRIL 30,1997   OCTOBER 31,   OCTOBER 31,      APRIL 30,1997   OCTOBER 31,   OCTOBER 31,
                               (UNAUDITED)       1996           1995          (UNAUDITED)       1996           1995
                              -------------   -----------   ------------     -------------   -----------   ------------
Net asset value, beginning
  of period.................     $ 10.38        $  9.58        $ 10.00           $10.29        $  9.57        $ 10.00
                              -------------   -----------   ------------         ------      -----------   ------------
Net investment income
  (loss)(1).................       (0.05)         (0.04)            --            (0.09)         (0.13)         (0.02)
Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions..............        0.52           0.84          (0.42)            0.53           0.85          (0.41)
                              -------------   -----------   ------------         ------      -----------   ------------
Net increase (decrease) in
  net asset value from
  operations................        0.47           0.80          (0.42)            0.44           0.72          (0.43)
Distributions from capital
  gains.....................          --             --             --               --             --             --
                              -------------   -----------   ------------         ------      -----------   ------------
Net asset value, end of
  period....................     $ 10.85        $ 10.38        $  9.58           $10.73        $ 10.29        $  9.57
                              -------------   -----------   ------------         ------      -----------   ------------
                              -------------   -----------   ------------         ------      -----------   ------------
Total Return(2).............        0.28%          8.35%         (4.20)%          (0.46)%         7.52%          4.30%
Ratio of expenses to average
  net assets(4).............        2.15%(3)       2.15%          2.15%(3)         2.90%(3)       2.90%          2.90%(3)
Ratio of net investment
  income (loss) to average
  net assets................       (0.25)%(3)     (0.39)%        (0.02)%(3)       (0.42)%(3)     (1.25)%        (1.77)%(3)
Portfolio turnover rate.....       51.13%         94.12%            --            51.13%         94.12%            --
Average commission rate
  paid......................     $ 0.046        $ 0.041             --           $0.046        $ 0.041             --
Net assets, end of period
  (000 omitted).............     $38,499        $42,170        $28,819           $5,960        $ 4,955        $ 1,803

                                                              DEVELOPING MARKETS FUND
                              ----------------------------------------------------------------------------------------

                                               CLASS A
                              ------------------------------------------                     CLASS B
                                                            SEPTEMBER 8,   -------------------------------------------
                               SIX MONTHS                      1995*        SIX MONTHS                   SEPTEMBER 8,
                                  ENDED       YEAR ENDED      THROUGH          ENDED       YEAR ENDED    1995* THROUGH
                              APRIL 30,1997   OCTOBER 31,   OCTOBER 31,    APRIL 30,1997   OCTOBER 31,    OCTOBER 31,
                               (UNAUDITED)       1996           1995        (UNAUDITED)       1996           1995
                              -------------   -----------   ------------   -------------   -----------   -------------
Net asset value, beginning
  of period.................     $  9.96        $  9.53        $ 10.00         $ 9.86         $ 9.52        $10.00
                              -------------   -----------   ------------       ------      -----------      ------
Net investment income
  (loss)(1).................          --          (0.01)            --          (0.04)         (0.08)        (0.01)
Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions..............        1.16           0.44          (0.47)          1.15           0.42         (0.47)
                              -------------   -----------   ------------       ------      -----------      ------
Net increase (decrease) in
  net asset value from
  operations................        1.16           0.43          (0.47)          1.11           0.34         (0.47)
Distributions from capital
  gains.....................       (0.02)            --             --          (0.02)            --            --
                              -------------   -----------   ------------       ------      -----------      ------
Net asset value, end of
  period....................     $ 11.10        $  9.96        $  9.53         $10.95         $ 9.86        $ 9.52
                              -------------   -----------   ------------       ------      -----------      ------
                              -------------   -----------   ------------       ------      -----------      ------
Total Return(2).............        5.28%          4.51%         (4.70)%         4.35%          3.57%        (4.80)%
Ratio of expenses to average
  net assets(4).............        2.15%(3)       2.15%          2.15%(3)       2.90%(3)       2.90%         2.90%(3)
Ratio of net investment
  income (loss) to average
  net assets................       (0.05)%(3)     (0.14)%         0.32%(3)      (0.73)%(3)     (0.83)%        1.00%(3)
Portfolio turnover rate.....       48.58%         26.76%            --          48.58%         26.76%           --
Average commission rate
  paid......................     $ 0.016        $ 0.028             --         $0.016         $0.028            --
Net assets, end of period
  (000 omitted).............     $35,509        $36,918        $14,622         $4,622         $3,641        $1,004

*   Commencement of Operations.

(1)  Based on average shares outstanding

(2) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Total return calculated for a period of less than one year is not annualized.

(3)  Annualized

(4) Net of voluntary reduction of management fees by Adviser and Subadviser expressed as a percentage of average daily net assets of both Class A and Class B of each Fund as follows: International Equity Fund .23% (annualized) for the six months ended April 30, 1997, and .27% and .60% for the years ended 10/31/96 and 10/31/95 (inception 9/8/95), respectively, and Developing Markets Fund .42% (annualized) for six months ended April 30, 1997, and .54% and .60% for the years ended 10/31/96 and 10/31/95 (inception 9/8/95), respectively.

                          WINTHROP OPPORTUNITY FUNDS
                                (800) 225-8011

                                   TRUSTEES

          G. MOFFETT COCHRAN                    ROBERT E. FISCHER
          WILMOT H. KIDD, III                   MARTIN JAFFE
                              JOHN H. WALLER, III

                                   OFFICERS

                  G. MOFFETT COCHRAN, CHAIRMAN AND PRESIDENT
                        JAMES A. ENGLE, VICE PRESIDENT
                      RICHARD L. GLESSMAN, VICE PRESIDENT
             MARTIN JAFFE, VICE PRESIDENT, SECRETARY AND TREASURER
                     MARYBETH B. LEITHEAD, VICE PRESIDENT
                    BRIAN A. KAMMERER, ASSISTANT TREASURER

                              INVESTMENT ADVISER

               WOOD STRUTHERS & WINTHROP MANAGEMENT CORPORATION
                    AN INVESTMENT MANAGEMENT SUBSIDIARY OF
                         DONALDSON, LUFKIN & JENRETTE
                      277 PARK AVENUE, NEW YORK, NY 10172

                                  SUBADVISER

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                                   CUSTODIAN

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                                  DISTRIBUTOR

              DONALDSON, LUFKIN & JENRETTE SECURITIES CORPORATION
                      277 PARK AVENUE, NEW YORK, NY 10172

                             INDEPENDENT AUDITORS

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                    787 SEVENTH AVENUE, NEW YORK NY 10019

                                 LEGAL COUNSEL

                     SKADDEN, ARPS, SLATE, MEAGHER & FLOM
                     919 THIRD AVENUE, NEW YORK, NY 10022

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE STOCKHOLDERS OF THE FUND. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

                           WOOD STRUTHERS & WINTHROP
                               ESTABLISHED 1871

                                    [LOGO]

                      INVESTMENT MANAGEMENT SUBSIDIARY OF

                         DONALDSON, LUFKIN & JENRETTE
                            SECURITIES CORPORATION

                            (THE FUND DISTRIBUTOR)

                                WOF-2      6/97

                       [LOGO]   W I N T H R O P   [LOGO]
                                ---------------
                                MUTUAL    FUNDS

                  -------------------------------------------

                       WINTHROP DEVELOPING MARKETS FUND

                      WINTHROP INTERNATIONAL EQUITY FUND

                                APRIL 30, 1997

                                  SEMI-ANNUAL
                                    REPORT